Convertible Bridge Loans, Net	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Bridge Loans, Net

NOTE 7 - CONVERTIBLE BRIDGE LOANS, NET

During the years ended December 31, 2019 and 2018, the Company entered into certain Convertible Bridge Loan Agreements (the “Loan Agreements”), under which the Company obtained an aggregate net cash amount of $1,442,250 and $27,000, respectively, (which representing 90% of the gross Principal Amount of the loans) (the “Net Principal Amount”) from several private lenders (the “Lenders”), in order to use for the Company’s working capital needs and finance the Company’s activities through the consummation of a proposed public offering and its planned up listing to the NASDAQ Capital Market.

The Principal Amount has been originally issued with 10% discount of aggregated amount of $163,250, bear interest at a flat rate of 10% (the “Interest”) and have a maturity date of 6-months period after receipt of the Loans funds (the “Maturity Date”). The Company will be required to pay 10% penalty upon repayment of the Principal Amount prior to the Maturity Date. Upon the Maturity Date of the loans, the Company will be required to repay the Principal Amount of the Loan and unpaid Interest for cash. From the initial recognition and until the Maturity Date, the loans are presented as current liability. Subject to the Company’s discrete decision not to repay the Principal Amount and unpaid Interest for cash, the Principal Amount and the unpaid Interest shall become convertible into the Company’s Ordinary Shares following the Maturity Date and thereafter at a conversion price equal to 70% of the average closing bid price of the Company’s Ordinary Shares in the 5-days prior to the conversion date. In the event the Company’s defaults under the Agreements, the conversion price shall be reduced to 60% of the average closing bid price of the Company’s Ordinary Shares in the 15-days prior to the conversion date. Following the Maturity Date, the convertible loans are reclassified to non-current liability.

As part of the transaction, the Company issued to the Lenders Convertible Promissory Notes (the “Notes”) and two freestanding ordinary share purchase warrants for the purchase of ordinary shares (the “First Warrant” and the “Second Warrant”, respectively and together “Warrants”).

The First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Principal Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Principal Amount. The term of the First Warrant is three years from the date of the determination of the exercise price. The First Warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrants being exercised. The First Warrant permits the lenders to receive a variable number of shares of common stock upon exercise and therefore was accounted for as non-current financial derivative. See also Note 8.

The Second Warrant provides the Lenders an additional 25% warrant coverage, under the same terms as the aforesaid warrant, except the exercise price which is equal to 150% of the closing bid price of the Company’s shares on the day prior to the closing of the bridge loan transaction. The Second Warrant permits the lenders to receive fixed number of shares of common stock upon exercise and therefore was classified as additional paid-in capital versus discount on the Notes.

At the initial date, the management by assistance of third-party appraiser measured the First Warrant at fair value in total amount of $205,075. The remaining amount of the net proceeds were allocated in total amount of $938,151 and $326,024 to the Notes and Second Warrant, respectively, based on their relative fair value. See also Note 2R.

Commencing the initial recognition date through December 31, 2019, Principal Amount and unpaid Interest in total amount of $335,521 have been converted into 1,811,864 Ordinary shares. Following such partial conversion of bridge loans into ordinary shares, the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount of $60,365 was reclassified into additional paid-in capital. See also Note 8.

In addition, on December 17, 2018 (the “Effective Date”), the Company entered into Engagement Agreement (the “Agreement”) with Alternative Execution Group LLC (“AEXG”) whereby AEXG will render non-exclusive advice and service to the Company concerning equity and/or debt financing with certain Related Parties as defined in the Agreement.

In consideration for AEXG’s non-exclusive services with respect to the aforesaid Loan Agreements, during the year ended December 31, 2019, the Company incurred cash and non-cash expenses in form of stock warrants (“Placement Agent Warrant”) in total aggregate amount of $158,400 which was allocated to the identified components (i.e. convertible bridge loans, First Warrant and Second Warrant) consistent with the allocation of the proceeds issuance expenses. Consequently, an amount of $101,142 out of which was recorded as additional discount of the convertible bridge loans at the outset of the transactions.

The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans during the year ended December 31, 2019:

As of December 31,
2019
Opening balance	$-
Plus: Net principal amount received	1,469,250
Less: Debt issuance costs	(101,142)
Less: Fair value of derivative First and Second Warrants	(531,099)
Plus: Amortization of discounts and accrued interest on convertible bridge loans	958,741
Less: Partial conversion of convertible bridge loans into equity	(335,521)
Less: Modification of terms relating to convertible bridge loans transactions	(354,889)
Plus: Change in fair value of convertible bridge loans	2,321,867
Closing balance	$3,427,207

On February 20, 2020, the Company entered into convertible note extension agreements and lock-up agreements with certain institutional investors who participated in the Company’s Loan Agreements. See also Note 18C1A.

Commencing January 1, 2020 through the release date of these financial statement, the Company entered into certain new convertible bridge loan transactions under which the Company obtained an aggregate net amount of $900,000. See also Note 18C1B and Note 18C1C.

Commencing January 1, 2020 through the release date of these financial statement, Principal Amount and unpaid Interest in total amount of $553,973 have been converted into 36,668,926 Ordinary shares. See also Note 18C1D.

Amendments to Loan Agreements

A.	On December 2, 2019, the Company entered into convertible note extension agreement and lock-up agreement with one of the lenders whereby it was determined to extend the original Maturity Date of applicable Note until February 14, 2020 (the “Amended Maturity Date”) in exchange for (1) waiver of the conversion feature of the applicable Note and accrued Interest prior to the Amended Maturity Date, unless such conversion is either (1) at the Fixed Conversion Price as defined in the amendment or (2) upon an Event of Default in which case the Maturity Date shall be accelerated and the Note shall be convertible at the Alternate Conversion Price as defined in the amendment (2) the Interest shall be amended to be at a rate of 24% and (3) issuance of 500,000 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time after the issuance date and up to five years thereafter.

B.	On December 10, 2019, the Company entered into convertible note extension agreement and lock-up agreement with another lender whereby it was determined to extend the original Maturity Date of applicable Note until February 2020 (the “Amended Maturity Date”) in exchange for (1) waiver of the conversion feature of the applicable Principal Amount and accrued Interest prior to the Amended Maturity Date, but the lender has at any time after the effectiveness of the Company’s Registration Statement on Form F-1 that is being filed pursuant to the Company’s proposed public offering and Uplisting (including immediately prior to an Event of Default) the option to convert the applicable Principal Amount and accrued Interest into the units that are being registered pursuant to the Company’s proposed public offering and Uplisting (the “Units”), at a conversion price equal to 70% of the price of the Units in such public offering, subject to the availability of Units registered pursuant to the Company’s registration statement for such public offering and (2) issuance of 350,000 newly issued restricted ordinary shares, par value NIS 0.01 each and issuance of 1,666,667 stock warrants to purchase the same number of ordinary shares, at an exercise price equal to $0.15 per stock warrant at any time commencing six months after the issuance date and up to three years thereafter.

The management has determined by using the assistance of third-party appraiser that the fair value of the modified loan plus the fair value of the ordinary shares and stock warrants approximately amounted to the fair value of the convertible bridge loans prior to the modification date. The Company reduced the non-current balance of the convertible bridge loan in total amount of $354,889 and recorded an amount of $24,500 and $137,905 which represented the fair value at the commitment date of ordinary shares to be issued and issued stock warrants, respectively, as an increase of additional paid-in capital. In addition, due to waiver of the conversion feature and the new Amended Maturity Date that was determined, the fair value of the applicable loans in total amount of $192,484 (which was off-set by embedded BCF in total amount of $79,849 which was recorded versus increase of additional paid-in capital) was classified as current liability on the balance sheet as of December 31, 2019.